WARRANT LIABILITY (Details 3) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Weighted average assumptions:
Risk-free interest rate	0.44%	0.20%
Expected dividend yield	0.00%	0.00%
Expected option life (years)	2 years 2 months 26 days	2 years 8 months 23 days
Expected stock price volatility	85.01%	73.93%
Weighted average fair value	$ 0.67	$ 0.77